TRADE AND OTHER PAYABLES	6 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	December 31, 2025	June 30, 2025
	US$	US$
Current
Trade payables	5,201,257	6,004,071
Accruals	2,193,103	1,307,087
Employee benefits and other payables	2,972,798	178,239
Total trade and other payables	10,367,158	7,489,397

Other provisions	5,795,320	467,001
Total provisions	5,795,320	467,001
Other provisions consist of accruals for certain employee benefit obligations as well as an estimate for the settlement of certain legal claims. On February 23, 2026, subsequent to the reporting date, a full and final settlement of a legal claim made during 2025 was executed for total consideration of US$5.8 million, part of which was satisfied through the issuance of Company shares. As the settlement had not been finalized as at the reporting date of December 31, 2025, a provision was appropriately measured at US$5.8 million.